Common Stock and Stock-Based Compensation - Schedule of Common Stock Reserved for Issuance (Details) - Previously Reported [Member] - shares	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Stock options and restricted stock units	353,908	82,850
Stock options and restricted stock units available for future issuance	34,934	33,523
Total shares of common stock reserved	1,118,008	590,000
Warrants Outstanding For Future Issuance Of Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Warrants outstanding for future issuance of convertible preferred stock		4,343
Warrants Outstanding For Future Issuance Of Common Stock [Member]
Class of Stock [Line Items]
Warrants outstanding for future issuance of convertible preferred stock	729,166	66,858
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock outstanding		78,699
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock outstanding		125,550
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock outstanding		74,925
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock outstanding		65,636
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock outstanding		57,616